Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

NOTE 15. LEASES

At December 31, 2022 and 2021, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

	Dominion Energy		Virginia Power
At December 31,	2022	2021	2022	2021
(millions)
Lease assets:
Operating lease assets(1)	$415	$506	$294	$256
Finance lease assets(2)	144	144	82	71
Total lease assets	$559	$650	$376	$327
Lease liabilities:
Operating lease liabilities(3)	$39	$44	$21	$25
Finance lease liabilities(4)	46	36	17	13
Total lease liabilities - current	85	80	38	38
Operating lease liabilities (5)	514	464	273	227
Finance lease liabilities(6)	104	112	65	57
Total lease liabilities - noncurrent	618	576	338	284
Total lease liabilities	$703	$656	$376	$322
(1)
Dominion Energy includes $394 million and $479 million at December 31, 2022 and 2021, respectively, in other deferred charges and other assets, with the remaining balance in noncurrent assets held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred charges and other assets in its Consolidated Balance Sheets.
(2)
Dominion Energy includes $127 million and $129 million at December 31, 2022 and 2021, respectively, in property, plant and equipment in its Consolidated Balance Sheets, net of $106 million and $77 million at December 31, 2022 and 2021, respectively, of accumulated amortization, with the remaining balance in noncurrent assets held for sale. Virginia Power's balances are included in property, plant and equipment in its Consolidated Balance Sheets, net of $33 million and $18 million at December 31, 2022 and 2021, respectively, of accumulated amortization.
(3)
Dominion Energy includes $34 million and $38 million at December 31, 2022 and 2021, respectively, in other current liabilities, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are in other current liabilities in its Consolidated Balance Sheets.
(4)
Dominion Energy includes $42 million and $33 million at December 31, 2022 and 2021, respectively, in securities due within one year, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in securities due within one year in its Consolidated Balance Sheets.
(5)
Dominion Energy includes $494 million and $439 million at December 31, 2022 and 2021, respectively, in other deferred credits and other liabilities, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred credits and other liabilities in its Consolidated Balance Sheets.
(6)
Dominion Energy includes $91 million and $100 million at December 31, 2022 and 2021, respectively, in other long-term debt, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other long-term debt in its Consolidated Balance Sheets.
In addition to the amounts disclosed above, Dominion Energy’s Consolidated Balance Sheets at December 31, 2022 and 2021 include property, plant and equipment of $183 million and $1.2 billion, respectively, related to facilities subject to powerpurchase agreements under which Dominion Energy is the lessor. Accumulated depreciation related to these facilities was $106 million at December 31, 2021. There was no accumulated depreciation related to these facilities recorded in Dominion Energy’s Consolidated Balance Sheets at December 31, 2022.

For the years ended December 31, 2022, 2021 and 2020, total lease cost associated with the Companies’ leasing arrangements consisted of the following:

	Dominion Energy			Virginia Power
Year ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Finance lease cost:
Amortization(1)	$41	$40	$33	$15	$12	$7
Interest(2)	3	(3)	—	3	1	1
Operating lease cost(3)	53	66	68	32	$30	$36
Short-term lease cost(4)	31	32	20	21	19	12
Variable lease cost	4	5	8	1	1	4
Total lease cost	$132	$140	$129	$72	$63	$60

(1)
Dominion Energy includes $3 million, $3 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(2)
Dominion Energy includes $1 million for the year ended December 31, 2022 and less than $1 million for the years ended December 31, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(3)
Dominion Energy includes $6 million, $8 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(4)
Dominion Energy includes $2 million, $2 million and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.

For the years ended December 31, 2022, 2021 and 2020, cash paid for amounts included in the measurement of the lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

	Dominion Energy			Virginia Power
Year ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Operating cash flows for finance leases	$3	$(3)	$—	$3	$1	$1
Operating cash flows for operating leases	82	103	96	50	53	52
Financing cash flows for finance leases	32	40	33	12	12	7

In addition to the amounts disclosed above, Dominion Energy’s Consolidated Statements of Income for the years ended December 31, 2022, 2021 and 2020, include $16 million, $168 million and $175 million, respectively, of rental revenue, included in operating revenue and $34 million, $110 million and $102 million, respectively, of depreciation expense, included in depreciation, depletion and amortization, related to facilities subject to power purchase agreements under which Dominion Energy is the lessor.

At December 31, 2022 and 2021, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

	Dominion Energy		Virginia Power
December 31,	2022	2021	2022	2021
Weighted average remaining lease term - finance leases	4 years	5 years	6 years	6 years
Weighted average remaining lease term - operating leases	29 years	27 years	30 years	25 years
Weighted average discount rate - finance leases	5.77%	2.77%	6.12%	2.27%
Weighted average discount rate - operating leases	3.91%	3.96%	3.90%	4.00%

The Companies’ lease liabilities have the following maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power
(millions)	Operating	Finance	Operating	Finance
2023	$44	$52	$23	$21
2024	36	45	19	20
2025	30	25	15	17
2026	27	20	12	14
2027	25	14	10	11
After 2027	642	15	314	13
Total undiscounted lease payments	804	171	393	96
Present value adjustment	(251)	(21)	(99)	(14)
Present value of lease liabilities	$553	$150	$294	$82

Corporate Office Leasing Arrangement

In December 2019, Dominion Energy signed an agreement with a lessor, as amended in May 2020, to construct and lease a new corporate office property in Richmond, Virginia. The lessor provided equity and had obtained financing commitments from debt investors, totaling $465 million, to fund the estimated project costs. In March 2021, Dominion Energy notified the lessor of its intention to terminate the leasing arrangement effective April 2021. As a result, Dominion Energy recorded a charge of $62 million ($46 million after-tax) in 2021, included in impairment of assets and other charges (reflected in the Corporate and Other segment) in its Consolidated Statements of Income, primarily for amounts required to be repaid to the lessor.

Offshore Wind Vessel Leasing Arrangement

In December 2020, Dominion Energy signed an agreement (subsequently amended in December 2022) with a lessor to complete construction of and lease a Jones Act compliant offshore wind installation vessel. This vessel is designed to handle current turbine technologies as well as next generation turbines. The lessor is providing equity and has obtained financing commitments from debt investors, totaling $550 million, to fund the estimated project costs. The project is expected to be ready for the 2024 offshore wind turbine installation season. Dominion Energy has been appointed to act as the construction agent for the lessor, during which time Dominion Energy will request cash draws from the lessor and debt investors to fund all project costs, which totaled $334 million as of December 31, 2022. If the project is terminated under certain events of default, Dominion Energy could be required to pay up to 100% of the then funded amount.

The initial lease term will commence once construction is substantially complete and the vessel is delivered and will mature in November 2027. At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional term, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the outstanding project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property. If the project is sold and the proceeds from the sale are insufficient to repay the investors for the outstanding project costs, Dominion Energy may be required to make a payment to the lessor for the difference between the outstanding project costs and sale proceeds. Dominion Energy is not considered the owner during construction for financial accounting purposes and, therefore, will not reflect the construction activity in its consolidated financial statements. Dominion Energy expects to recognize a right-of-use asset and a corresponding finance lease liability at the commencement of the lease term. Dominion Energy will be considered the owner of the leased property for tax purposes, and as a result, will be entitled to tax deductions for depreciation and interest expense.